Other Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Expenses by nature [abstract]
Summary of Other Operating Expenses

	2020	2021	2022
	RM	RM	RM	USD
Regulatory compliance and statutory cost	15,131	130,100	326,926	74,260
Regulatory consultancy fee	-	159,943	149,757	34,016
Cost incurred to obtain licence	-	968,530	134,434	30,536
Impairment of goodwill on consolidation	-	282,963	-	-
Bad debt written off	-	123,502	-	-
Bank charges	8,778	35,323	29,578	6,718
Foreign exchange adjustment	3,463	1,002	115,973	26,343
Loss on disposal of property and equipment	-	-	29,267	6,648
Marketing expenses	-	339,875	1,110,233	252,182
Software and website usage fee	-	275,600	97,221	22,083
Office expenses	1,346	197,206	774,399	175,899
Preliminary expenses written off	-	11,692	11,264	2,559
Property and equipment written off	-	-	12	3
Recruitment fees	-	84,202	96,470	21,913
Travelling expenses	410	102,605	524,295	119,090
Net investment loss	-	285,260	634,642	144,155
Total	29,128	2,997,803	4,034,471	916,405